Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock-Based Compensation Expense Related to Company's Stock-Based Awards
The following table summarizes stock-based compensation expense related to the Company’s stock-based awards for the periods indicated (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Research and development	$119	$104	$367	$400
General and administrative	79	200	429	614

Employee stock-based compensation expense	198	304	796	1,014
Non-employee stock-based compensation expense	202	161	310	262

Total stock-based compensation expense	$400	$465	$1,106	$1,276

The following table summarizes stock-based compensation expense related to the Company’s stock-based awards for the periods indicated (in thousands):

	Year ended December 31,
	2019	2018
Research and development	$513	$581
General and administrative	816	903
Employee stock-based compensation expense	1,329	1,484
Non-employee stock-based compensation expense	420	1,153

Total stock-based compensation expense	$1,749	$2,637

Summary of Weighted-Average and Total Estimated Grant Date Fair Values of Employee Stock Options Granted
The following table summarizes the weighted-average assumptions used as inputs to the Black-Scholes model, and resulting weighted-average and total estimated grant date fair values of employee stock options granted during the periods indicated:

	Year Ended December 31,
	2019		2018
	Employees	Consultants	Employees	Consultants
Assumptions:
Expected term (years)	4.4	4.2	4.3	9.8
Expected volatility	108.9%	114.2%	126.0%	117.6%
Risk-free interest rate	1.9%	1.7%	2.6%	2.8%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Fair value:
Weighted-average estimated grant date fair value per share	$6.7	$5.6	$9.6	$11.9
Options granted (in thousands)	110	62	120	42

Total estimated grant date fair value (in thousands)	$735	$292	$1,161	$497

Summary of Stock Option Activity for Company's Stock Option Plans
The following table summarizes stock option activity for the Company’s stock option plans in the periods presented (in thousands, except per share amounts):

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	416	$36.6
Options granted	172	$10.0
Options exercised	—	$—
Options forfeited or expired	(72)	$32.7

Outstanding as of December 31, 2019	516	$27.3	8.19	$—

Vested and expected to vest as of December 31, 2019	516	$27.3	8.19	$—
Exercisable as of December 31, 2019	315	$35.6	7.73	$—